Fair Values of Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2012
Fair Value of Financial Instruments [Abstract]
Fair value of financial instruments by balance sheet grouping

		2012		2011
	Level in Fair Value Hierarchy	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
		(In thousands)
Financial assets
Cash and cash equivalents	1	$751,430	$751,430	$816,002	$816,002
Available-for-sale securities:	2
Equity securities			—	—	—
Obligations of U.S. government		183,560	183,560	190,527	190,527
Obligations of states and political subdivisions		24,844	24,844	23,568	23,568
Obligations of foreign governments		—	—	—	—
Corporate debt securities		403,325	403,325	29,959	29,959
Mortgage-backed securities
Agency pass-through certificates		1,169,976	1,169,976	3,011,090	3,011,090
Other debt securities		—	—	—	—
Total available-for-sale securities		1,781,705	1,781,705	3,255,144	3,255,144
Held-to-maturity securities:	2
Equity securities		—	—	—	—
Obligations of U.S. government		—	—	—	—
Obligations of states and political subdivisions		795	802	1,950	2,023
Obligations of foreign governments		—	—	—	—
Corporate debt securities		—	—	—	—
Mortgage-backed securities
Agency pass-through certificates		1,190,692	1,216,421	45,086	48,593
Other debt securities		—	—	—	—
Total held-to-maturity securities		1,191,487	1,217,223	47,036	50,616
Loans receivable	3	7,451,998	7,949,892	7,935,877	8,479,307
Covered loans	3	288,376	289,754	382,183	375,027
FDIC indemnification asset	3	87,571	85,846	98,871	101,751
FHLB stock	2	149,840	149,840	151,755	151,755
Financial liabilities
Customer accounts	2	8,576,618	8,406,432	8,665,903	8,557,357
FHLB advances and other borrowings	2	1,880,000	2,110,223	2,762,066	3,038,127